Subsequent events - Additional Information (Detail) $ in Thousands, $ in Thousands	4 Months Ended		12 Months Ended
	Oct. 31, 2025 AUD ($)	Oct. 31, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares			$ 11,770	$ 2,914	$ 12,972
Major ordinary share transactions [member] | ATM Issue of Shares [member]
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares	$ 2,112,090	$ 1,397,016
Major ordinary share transactions [member] | Private Placement of Equity Securities [Member]
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares	$ 3,169,546	$ 2,049,992